Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Schedule of Stock Option Cancelled

The Company withheld newly acquired shares pursuant to the exercise of the Option. The amount of common stock issued is calculated by using [Number of Options Exercising] minus [Exercise Price] * [Number of Options Exercising] divided by [Prior Close OSAT Market Price]. As a result of the exercise 21,619 shares of common stock were issued.

	Options Exercised	Exercise Price	Market Price	Shares withheld as Payment	Common Stock Issued
David Phipps	21,667	$2.55	$5.25	10,524	11,143
Other	18,333	$2.25	$5.25	7,857	10,476
	40,000			18,381	21,619

Schedule of Exercise of Shares

As a result of the exercise 429,800 shares of common stock were issued.

	Options Exercised	Exercise Price	Market Price	Shares withheld as Payment	Common Stock Issued
David Phipps	400,000	$0.20	$0.25	80,000	320,000
Other	131,000	$0.20	$0.25	21,200	109,800
	531,000			101,200	429,800

Schedule of Outstanding Stock Options Activities

A summary of the status of the Company’s outstanding stock options and changes during the years ended December 31, 2020 and 2019, is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at January 1, 2019	79,044	$9.90	5.56
Granted	-	$-	-
Exercised	(40,000)	$2.41	4.96
Forfeited	-	$-	-
Cancelled	-	$-	-
Balance outstanding at December 31, 2019	39,044	$17.49	5.16
Options exercisable at December 31, 2019	39,044	$17.49	5.16
Weighted average fair value of options granted during the period		$-	-

Balance at January 1, 2020	39,044	$17.49	5.16
Granted	3,492,000	$0.24	9.92
Exercised	(531,000)	$0.20	9.64
Forfeited	-	$-	-
Cancelled	-	$-	-
Balance outstanding at December 31, 2020	3,000,044	$0.47	9.91
Options exercisable at December 31, 2020	3,000,044	$0.47	9.91
Weighted average fair value of options granted during the period		$0.24	9.92

Schedule of Outstanding Stock Warrants Activities

A summary of the status of the Company’s outstanding stock warrants and changes during the years ended December 31, 2020 and 2019, is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at January 1, 2019	4,000	$60.00	2.37
Granted	-	-	-
Exercised	-	-	-
Forfeited
Cancelled	-	-	-
Balance at December 31, 2019	4,000	$60.00	1.37

Balance at January 1, 2020	4,000	$60.00	1.37
Granted	-	-	-
Exercised	-	-	-
Forfeited	-	-	-
Cancelled	-	-	-
Balance outstanding at December 31, 2020	4,000	$60.00	0.37